TERMINATION OF HYDROELECTRIC CONCESSIONS	12 Months Ended
Dec. 31, 2023
Termination Of Hydroelectric Concessions
TERMINATION OF HYDROELECTRIC CONCESSIONS

NOTE 20: TERMINATION OF HYDROELECTRIC CONCESSIONS

As the hydroelectric concessions timely granted by the Federal Government and, in some cases, by the Provinces approach expiration, on March 10, 2022, SE Resolution No. 130/22 was published, creating a Concessioned Hydroelectric Exploitations Team (“ETAHC”) to evaluate the status of the hydropower concessions under national jurisdiction, including HIDISA, HINISA, and HPPL.

This team will be presided over by the Secretary of Energy (or the person appointed by him) and coordinated by a person with proven experience in the field. It will also be made up of representatives of the SE, CAMMESA, the ENRE, and ENARSA. Furthermore, the Dam Safety Regulatory Body and water management and environmental protection authorities are invited to appoint a representative in the team. Additionally, ENARSA is entrusted with the technical audit of the power generation equipment.

The concessions' status report had to be submitted within two years for the HIDISA and HINISA concessions, expiring in 2024, whereas the term for issuing the report for HPPL, which concession expires in 2029, would be later determined. Subsequently, SE Resolution No. 486/23 modified the deadlines for the submission of reports by the ETAHC. In the case of HINISA and HIDISA, the ETAHC's deadline for the submission of the reports will be December 1, 2023 and April 19, 2024, respectively.

Later, SE Resolution No. 574/23, making use of the provisions of the concession agreements, provided that the current Alicurá, El Chocón Arroyito, Cerros Colorados and Piedra del Águila's concessionaires should continue in charge of their operation and maintenance for a 60-day term following termination of the concession. ENARSA was appointed as an observer, with broad powers during the transition term. To assist ENARSA during that period, the provinces of Neuquén and Río Negro were invited to appoint a representative to act jointly with the representative to be appointed by the National Ministry of Economy.

In October 2023, SE Resolution No. 815/23 granted an additional extension of the Alicurá, El Chocón, Arroyito and Cerros Colorados Hydroelectric Power Plants’ concessions for 100 calendar days as from the expiration of the 60-day term provided by SE Resolution No. 574/23. On January 17, 2024, through SE Resolution No. 2/24, a new 60-calendar day extension was granted following the termination of the previous extensions, maintaining ENARSA in its role of observer.